SELLING AND MARKETING EXPENSES: (Tables)	12 Months Ended
Dec. 31, 2021
SELLING AND MARKETING EXPENSES:
Schedule of selling and marketing expenses

	For the year ended
	31.12.2021	31.12.2020
Salaries and related expenses	1,752	1,088
Total	1,752	1,088